Summary of significant accounting policies	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Summary of significant accounting policies
Summary of significant accounting policies
Organization and Basis of Presentation — Century Aluminum Company ("Century Aluminum," "Century," the "Company", "we", "us", "our" or "ours") is a holding company, whose principal subsidiaries are Century Kentucky, Inc. (together with its subsidiaries, "CAKY"), Nordural ehf ("Nordural"), Century Aluminum Sebree LLC ("Century Sebree"), Century Aluminum of South Carolina ("CASC"), and Century Aluminum of West Virginia, Inc. ("Century of West Virginia").  CAKY operates a primary aluminum reduction facility in Hawesville, Kentucky ("Hawesville").  Nordural Grundartangi ehf, a subsidiary of Nordural, operates a primary aluminum reduction facility in Grundartangi, Iceland ("Grundartangi").  Century Sebree operates a primary aluminum reduction facility in Robards, Kentucky ("Sebree"). CASC operates a primary aluminum reduction facility in Goose Creek, South Carolina ("Mt. Holly").  Nordural Helguvik ehf, a subsidiary of Nordural, owns a greenfield primary aluminum project in Helguvik, Iceland ("Helguvik" or the "Helguvik project"), construction of which is currently curtailed.
In addition to our primary aluminum assets, our subsidiary, Century Vlissingen, owns and operates a carbon anode production facility located in Vlissingen, the Netherlands ("Vlissingen"). We also own a 40% stake in Baise Haohai Carbon Co., Ltd. ("BHH"), a joint venture that owns and operates a carbon anode and cathode facility located in the Guangxi Zhuang Autonomous Region of south China.   Carbon anodes are used in the production of primary aluminum and both BHH and Vlissingen currently supply carbon anodes to Grundartangi.
As of December 31, 2016, Glencore owns 42.9% of Century’s outstanding common stock (47.5% on a fully-diluted basis assuming the conversion of all of the Series A Convertible Preferred Stock) and all of our outstanding Series A Convertible Preferred stock.  See Note 7 Shareholder's equity for a full description of our outstanding Series A Convertible Preferred stock. From time to time Century and Glencore enter into various transactions for the purchase and sale of primary aluminum, purchase and sale of alumina, tolling agreements and certain forward financial contracts. See Note 2 Related party transactions.
Principles of Consolidation — The consolidated financial statements include the accounts of Century Aluminum Company and our subsidiaries, after elimination of all intercompany transactions and accounts. Our interest in the BHH joint venture is accounted for under the equity method on a one-quarter lag. Prior to the acquisition of Mt. Holly, we accounted for our interest in Mt. Holly using the equity method of accounting.
Revenue recognition — In connection with our sales agreement with Glencore, we invoice Glencore prior to physical shipment of goods for substantially all production generated from each of our US domestic smelters.  For those sales, revenue is recognized only when Glencore has specifically requested such treatment and has made a commitment to purchase the product.  The goods must be complete, ready for shipment and separated from other inventory with title and risk of ownership passing to Glencore.  We must retain no performance obligations. For all other shipments, including sales to Glencore from our smelter in Iceland and our tolling agreement with Glencore, revenue is recognized when title and risk of loss pass to the customer which is upon shipment.
Cash and Cash Equivalents — Cash and cash equivalents are comprised of cash, money market funds and short-term investments having original maturities of three months or less. The carrying amount of cash equivalents approximates fair value.
Accounts Receivable and Due from Affiliates — These amounts are net of an allowance for uncollectible accounts and credit memos of $1,000 at December 31, 2016 and 2015.
Inventories — Our inventories are stated at the lower of cost or Net Realizable Value ("NRV"), using the first-in, first-out ("FIFO") and the weighted average cost method. Due to the nature of our business, our inventory values are subject to market price changes and these changes can have a significant impact on cost of goods sold and gross profit in any period. On average, our inventory turns eight times within a year and reductions in net realizable value below cost basis at the end of a period will have an impact on our cost of goods sold as this inventory is sold in subsequent periods.
Property, Plant and Equipment — Property, plant and equipment is stated at cost.  Additions, renewals and improvements are capitalized.  Asset and accumulated depreciation accounts are relieved for dispositions with resulting gains or losses included in Other income (expense) – net.  Maintenance and repairs are expensed as incurred.  We capitalize interest for the construction of qualifying assets.  Depreciation of plant and equipment is provided for by the straight-line method over the following estimated useful lives:

Building and improvements    10 to 45 years
Machinery and equipment     5 to 35 years
Technology and software     3 to 7 years
Impairment of long-lived assets — We evaluate our property, plant and equipment for potential impairment whenever events or circumstances indicate that the carrying amount of these assets may not be recoverable.  If deemed unrecoverable, an impairment loss would be recognized for the amount by which the carrying amount exceeds the fair value of the assets. Impairment evaluation and fair value is based on estimates and assumptions that take into account our business plans and a long-term investment horizon. See Note 3 Asset impairment and Note 2 Related party transactions for impairment losses recognized in 2015 and 2016. We did not recognize any impairment losses on our long-lived fixed assets during 2014.
Business Acquisitions — We allocate the purchase price to the assets acquired and liabilities assumed based on their estimated fair values on the date of the acquisition. The difference between the fair value of the net assets acquired and the purchase price is recorded as either goodwill or a bargain purchase gain. We record the operating results of our acquired businesses in our consolidated statements of operations from the date of acquisition.
Income Taxes — We account for income taxes using the asset and liability method, whereby deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  In evaluating our ability to realize deferred tax assets, we use judgment to determine if it is more likely than not that some portion or all of a deferred tax asset will not be realized, and if a corresponding valuation allowance is required.  Additionally, we have provided for deferred taxes on unremitted foreign earnings.
Defined Benefit Pension and Other Postretirement Benefits — We sponsor defined benefit pension and OPEB plans for certain of our domestic hourly and salaried employees and a SERB plan for certain current and former executive officers. Plan assets and obligations are measured annually, or more frequently if there is a re-measurement event, based on the Company’s measurement date utilizing various actuarial assumptions. We attribute the service costs for the plans over the working lives of plan participants. The effects of actual results differing from our assumptions and the effects of changing assumptions are considered actuarial gains or losses. Actuarial gains or losses are recorded in Accumulated other comprehensive income (loss).
We contribute to our defined benefit pension plans based upon actuarial and economic assumptions designed to achieve adequate funding of the projected benefit obligations and to meet the minimum funding requirements.
Postemployment Benefits — We provide certain postemployment benefits to certain former and inactive employees and their dependents during the period following employment, but before retirement. These benefits include salary continuance, supplemental unemployment and disability healthcare.  We recognize the estimated future cost of providing postemployment benefits on an accrual basis over the active service life of the employee.
Derivative and Hedging — As a global producer of primary aluminum, our operating results and cash flows from operations are subject to risk of fluctuations in the market prices of primary aluminum. We may from time to time enter into financial contracts to manage our exposure to such risk. Derivative instruments may consist of variable to fixed financial contracts and back-to-back fixed to floating arrangements for a portion of our sale of primary aluminum, where we receive fixed and pay floating prices from our third party customer and to Glencore, respectively. These derivatives are not designated as cash flow hedges.

Derivative and hedging instruments are recorded in prepaid and other current assets, due from/to affiliates, or other liabilities in the consolidated balance sheets at fair value. We value our derivative and hedging instruments using quoted market prices and other significant unobservable inputs.

We recognize changes in fair value and settlements of derivative instruments in net gain (loss) on forward and derivative contracts in the consolidated statements of operations as they occur.
Foreign Currency – We are exposed to foreign currency risk due to fluctuations in the value of the U.S. dollar as compared to the euro, the Icelandic krona ("ISK") and the Chinese renminbi.  Grundartangi and Vlissingen use the U.S. dollar as their functional currency, as contracts for sales and purchases of alumina and power are denominated in U.S. dollar. BHH uses the renminbi as its functional currency. Transactions denominated in currencies other than the functional currency are recorded based on exchange rates at the time such transactions arise and any transaction gains and losses are reflected in Other income (expense) – net in the consolidated statements of operations.
Financial Instruments — Receivables, certain life insurance policies, payables, borrowings under revolving credit facilities and debt related to industrial revenue bonds ("IRBs") are carried at amounts that approximate fair value.
Earnings per share — Basic earnings (loss) per share ("EPS") amounts are calculated by dividing earnings (loss) available to common stockholders by the weighted average number of common shares outstanding.  Diluted EPS amounts assume the issuance of common stock for all potentially dilutive common shares outstanding.
We calculate the amount of net income (loss) allocated to common stockholders and basic EPS using the Two-Class Method, allocating undistributed income to our Series A Convertible Preferred Stock shareholder consistent with their participation rights, and diluted EPS using the If-Converted Method when applicable.
Our Series A Convertible Preferred Stock is a non-cumulative perpetual participating convertible preferred stock with no set dividend preferences. In periods where we report net losses, we do not allocate these losses to the convertible preferred stock for the computation of basic or diluted EPS.
Asset Retirement Obligations — We are subject to environmental regulations which create certain legal obligations related to the normal operations of our domestic primary aluminum smelter operations. Our asset retirement obligations ("AROs") consist primarily of costs associated with the disposal of spent pot liner used in the reduction cells of our domestic facilities. AROs are recorded on a discounted basis at the time the obligation is incurred (when the pot liner is put in service) and accreted over time for the change in the present value of the liability. We capitalize the asset retirement costs by increasing the carrying amount of the related long-lived assets and depreciating these assets over their remaining useful lives.
Certain conditional asset retirement obligations ("CAROs") relate to the remediation of our primary aluminum facilities for hazardous material, such as landfill materials and asbestos which have not been recorded because they have an indeterminate settlement date.  CAROs are a legal obligation to perform an asset retirement activity in which the timing and (or) method of settlement are conditional on a future event that may or may not be within our control.
Concentrations of Credit Risk — Financial instruments, which potentially expose us to concentrations of credit risk, consist principally of trade receivables.  Our limited customer base increases our concentrations of credit risk with respect to trade receivables. We routinely assess the financial strength of our customers and collectability of our trade receivables.
Share-Based Compensation — We measure the cost of employee services received in exchange for an award of equity instruments based on the fair value of the award on the grant date. We recognize the cost over the period during which an employee is required to provide service in exchange for the award.  We issue shares to satisfy the requirements of our share-based compensation plans. At this time, we do not plan to issue treasury shares to support our share-based compensation plans, but we may in the future. We award performance units to certain officers and employees. The performance units may be settled in cash or common stock at the discretion of the Board. We have not issued any stock options since 2009.
Use of Estimates — The preparation of financial statements in conformity with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Immaterial Restatement — We identified a prior year misstatement arising from an incomplete recognition of deferred tax liabilities. We have determined the misstatement to be immaterial to the consolidated financial statements for all respective periods. As a result, we have restated beginning retained earnings as of December 31, 2013 in the consolidated statements of shareholders’ equity and deferred tax liabilities in the consolidated balance sheets as of December 31, 2015 for the impact of such misstatement in the amount of $9,059. The correction has no impact on consolidated net loss and cash flows for all years presented. The notes to the consolidated financial statements have been revised to reflect the correction of the aforementioned misstatement.

Recently Issued Accounting Standards
In May 2014, the FASB and International Accounting Standards Board ("IASB") issued their final standard on revenue from contracts with customers.  The standard, issued as ASU 2014-09 "Revenue From Contracts with Customers (Topic 606)" by the FASB, outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance.  Compared with current GAAP, the ASU requires significantly expanded disclosures about revenue recognition.  The ASU is effective for Century beginning January 1, 2018.

Based on assessment completed to date and historical terms of our most significant revenue contract with customers, we anticipate identifying similar performance obligations under ASU 2014-09, as compared with deliverables and separate units of accounts previously. Accordingly, we do not expect a material difference in the timing and amount of revenues recognized today and those upon the adoption of ASU 2014-09, and we expect to adopt the standard on a modified retrospective basis. We continue to assess the impact of adopting this standard as our revenue contracts for 2018 are executed. Our preliminary conclusion may differ from that reached on the adoption date, based on actual terms of our revenue contracts with customers, industry clarifications and additional guidance from the FASB and SEC, in effect as of the adoption date.

In February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842),” which supersedes all existing guidance on accounting for leases in ASC Topic 840. ASU 2016-02 is intended to provide enhanced transparency and comparability by requiring lessees to record right-of-use assets and corresponding lease liabilities on the balance sheet. ASU 2016-02 will continue to classify leases as either finance or operating, with classification affecting the pattern of expense recognition in the statement of income. ASU 2016-02 is effective for Century beginning January 1, 2019.

While we continue to evaluate the effects of adopting the provisions of ASU No. 2016-02, we expect most existing operating lease commitments will be recognized as operating lease liabilities and right-of-use assets upon adoption.  We do not anticipate such adoption to impact our cash flows.  We expect to adopt this standard on a modified retrospective basis.